Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

23.          Related party transactions

The table below sets forth the related parties and their relationships with the Group:

Related party	Relationship with the Group
Aiden & Jasmine Limited	Shareholder of the Company
Millet Technology Co., Ltd. (“Xiaomi Technology”)	(note)
Guangzhou Millet Information Service Co., Ltd. (“Guangzhou Millet”)	(note)
Shenzhen Xiaomi Technology Co., Ltd. (“Shenzhen Xiaomi”)	(note)
Beijing Xiaobu Technology Co., Ltd. (“Beijing Xiaobu”)	Company owned by the principal shareholder of the Company
Sungai Pte. Ltd. (“Sungai”)	Company owned by the principal shareholder of the Company
Beijing Itui Technology Co., Ltd. (“Beijing Itui”)	Company owned by the principal shareholder of the Company
Itui Online	Company owned by the principal shareholder of the Company
Chizz (HK) Limited (“Chizz”)	Company owned by the principal shareholder of the Company

Note: In April 2020, Best Ventures Limited (“Best Ventures”, formerly known as Xiaomi Ventures Limited) ceased to be the shareholder of the Company as Best Ventures together with certain shareholders of the Company exchanged their common shares of the Company for the shares of Itui International Inc. (“Itui”). In addition, Best Ventures entitled to certain veto rights in determining Itui’s voting on the Company. As a result, Best Ventures and the companies controlled by Best Ventures continued to be related parties of the Company.

23.          Related party transactions (Continued)

During the years ended December 31, 2021, 2022 and 2023, significant related party transactions were as follows:

	Years ended December 31,
(In thousands)	2021	2022	2023
Revenue from cloud computing services
Xiaomi Technology	2,798	4,978	7,604
Beijing Itui	821	592	358
Revenue from advertising
Itui Online	11,648	7,804	8,941
Shenzhen Xiaomi	380	112	13
Revenue from technical services
Guangzhou Millet	1,245	—	—
Shenzhen Xiaomi	1,392	2,505	354
Bandwidth costs
Quanxun Huiju	730	—	—
Interest income
Chizz	176	626	724

As of December 31, 2022 and 2023, the amounts due from/to related parties were as follows:

(In thousands)	December 31, 2022	December 31, 2023
Amounts due from related parties - current
Accounts receivable
Itui Online	7,910	9,061
Shenzhen Xiaomi	1,378	705
Xiaomi Technology	1,871	1,831
Beijing Xiaobu	1,419	394
Beijing Itui	537	333
Sungai.	92	—
Other receivables
Chizz (note)	19,689	300
Other related parties (individual balance was less than USD10)	21	20
Total	32,917	12,644
Amounts due from a related party - non-current
Other receivables
Chizz (note)	—	19,619
Total	—	19,619

Note: In September 2021, Xunlei Network provided a loan amounted to USD20 million to Chizz at an interest rate of 3% per annum for a term of 2 years. The loan was extended for another 2 years at an interest rate of 5.10% per annum in September 2023.

(In thousands)	December 31, 2022	December 31, 2023
Amounts due to related parties
Other payables
Aiden & Jasmine Limited	1,560	—
Total	1,560	—